Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Investment companies: 98.62%
Affiliated master portfolios: 47.00%
Allspring Core Bond Portfolio		$91,739,547
Allspring Disciplined International Developed Markets Portfolio		153,116,492
Allspring Diversified Large Cap Growth Portfolio		120,918,367
Allspring Large Cap Value Portfolio		51,577,900
Allspring Large Company Value Portfolio		170,631,769
Allspring Real Return Portfolio		51,211,871
Allspring Small Company Growth Portfolio		16,521,489
Allspring Small Company Value Portfolio		40,196,524
		695,913,959
Exchange-traded funds: 31.50%
Allspring Broad Market Core Bond ETF♠	4,787,538	117,752,848
Allspring Core Plus ETF♠	6,386,622	157,112,817
Allspring Income Plus ETF♠	2,106,274	52,319,846
iShares Core MSCI EAFE ETF	799,668	58,839,572
iShares J.P. Morgan USD Emerging Markets Bond ETF	442,346	40,054,430
iShares Russell 1000 Growth ETF	98,497	40,315,807
		466,395,320
Stock funds: 20.12%
Allspring Disciplined U.S. Core Fund Class R6♠	8,077,055	200,310,965
Allspring Emerging Growth Fund Class R6♠†	1,263,303	16,157,648
Allspring Emerging Markets Equity Advantage Fund Class R6♠	3,423,937	40,539,409
Allspring Emerging Markets Equity Fund Class R6♠	1,550,872	41,020,570
		298,028,592
Total investment companies (Cost $1,245,862,326)		1,460,337,871

		Yield
Short-term investments: 0.07%
Investment companies: 0.07%
Allspring Government Money Market Fund Select Class♠∞		4.32%	967,817	967,817
Total short-term investments (Cost $967,817)				967,817
Total investments in securities (Cost $1,246,830,143)	98.69%			1,461,305,688
Other assets and liabilities, net	1.31			19,406,872
Total net assets	100.00%			$1,480,712,560

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments
Allspring Asset Allocation Fund | 1

Portfolio of investments—January 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Broad Market Core Bond ETF	$0	$116,104,452	$(92,512)	$163	$1,740,745	$117,752,848
Allspring Core Plus ETF	0	154,527,090	(50,778)	50	2,636,455	157,112,817
Allspring Disciplined U.S. Core Fund Class R6	199,886,672	13,684,608	(45,109,480)	11,124,111	20,725,054	200,310,965
Allspring Emerging Growth Fund Class R6†	0	17,425,215	(2,575,087)	181,019	1,126,501	16,157,648
Allspring Emerging Markets Equity Advantage Fund Class R6	41,408,345	2,649,398	(4,917,560)	903,494	495,732	40,539,409
Allspring Emerging Markets Equity Fund Class R6	41,277,140	2,088,428	(4,508,188)	882,439	1,280,751	41,020,570
Allspring Income Plus ETF	0	51,693,650	(1,582)	10	627,768	52,319,846
Short-term investments
Allspring Government Money Market Fund Select Class	0	967,817	0	0	0	967,817
				$13,091,286	$28,633,006	$626,181,920

	Shares, end of period	Dividends from affiliated Underlying Funds	Net realized gains on capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Broad Market Core Bond ETF	4,787,538	$128,635	$0
Allspring Core Plus ETF	6,386,622	114,205	0
Allspring Disciplined U.S. Core Fund Class R6	8,077,055	13,211,216	11,297,720
Allspring Emerging Growth Fund Class R6†	1,263,303	1,002,160	1,002,160
Allspring Emerging Markets Equity Advantage Fund Class R6	3,423,937	0	0
Allspring Emerging Markets Equity Fund Class R6	1,550,872	560,630	0
Allspring Income Plus ETF	2,106,274	96,288	0
Short-term investments
Allspring Government Money Market Fund Select Class	967,817	3,896	0
		$15,117,030	$12,299,880

†	Non-income-earning security
See accompanying notes to portfolio of investments
2 | Allspring Asset Allocation Fund

Portfolio of investments—January 31, 2025 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Core Bond Portfolio	1.81%	1.74%	$(215,029)	$3,666,139	$3,248,018	$0	$107,674	$91,739,547
Allspring Disciplined International Developed Markets Portfolio	51.18	54.12	1,432,135	8,598,727	11,474	2,838,125	139,451	153,116,492
Allspring Diversified Large Cap Growth Portfolio	99.99	99.98	31,499,663	(418,299)	2,659	658,284	50,750	120,918,367
Allspring Emerging Growth Portfolio*	5.81	0.00	1,972,757	(308,512)	0	3,958	3,676	0
Allspring Large Cap Value Portfolio	21.19	23.71	3,530,229	4,627,007	85	666,245	21,453	51,577,900
Allspring Large Company Value Portfolio	99.99	99.99	20,059,905	2,758,014	9,915	2,335,316	157,928	170,631,769
Allspring Managed Fixed Income Portfolio**	99.99	0.00	(33,163,555)	44,495,345	9,354,943	0	483,758	0
Allspring Real Return Portfolio	21.18	20.17	1,954,857	3,399,051	554,383	240,895	446,579	51,211,871
Allspring Small Company Growth Portfolio	3.09	2.70	1,275,644	1,020,577	48	52,961	13,144	16,521,489
Allspring Small Company Value Portfolio	5.53	5.64	3,400,728	2,255,394	138	585,198	14,562	40,196,524
			$31,747,334	$70,093,443	$13,181,663	$7,380,982	$1,438,975	$695,913,959

*	Liquidated on September 13, 2024
**	Liquidated on January 14, 2025
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year Euro BUND Index	1,028	3-6-2025	$146,073,416	$141,325,632	$0	$(4,747,784)
Volatility Index	318	3-18-2025	5,972,080	5,719,548	0	(252,532)
Ultra 10-Year U.S. Treasury Notes	1,578	3-20-2025	177,725,652	175,749,750	0	(1,975,902)
E-Mini Russell 1000 Growth Index	186	3-21-2025	39,421,926	38,551,290	0	(870,636)
E-Mini S&P 500 Index	98	3-21-2025	30,026,097	29,729,525	0	(296,572)
Euro STOXX 600 Index	2,143	3-21-2025	57,922,005	60,025,022	2,103,017	0
U.S. Real Estate Futures	797	3-21-2025	30,068,198	29,050,650	0	(1,017,548)
Long Gilt Futures	1,274	3-27-2025	149,559,475	146,542,453	0	(3,017,022)
Short
30-Year Euro BUXL Futures	(395)	3-6-2025	(57,963,571)	(52,827,953)	5,135,618	0
S&P ASX Share Price Index 200	(455)	3-20-2025	(58,716,522)	(60,160,116)	0	(1,443,594)
Ultra Long Term U.S. Treasury Bond	(750)	3-20-2025	(86,929,321)	(88,851,563)	0	(1,922,242)
E-Mini Russell 1000 Value Index	(369)	3-21-2025	(35,250,186)	(35,270,865)	0	(20,679)
Euro STOXX 50 Index	(1,092)	3-21-2025	(56,814,006)	(59,938,627)	0	(3,124,621)
					$7,238,635	$(18,689,132)
See accompanying notes to portfolio of investments
Allspring Asset Allocation Fund | 3

Notes to portfolio of investments—January 31, 2025 (unaudited)
Notes to portfolio of investments
The Fund is a fund-of-funds that invests in various affiliated mutual funds employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. Investments in affiliated mutual funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in
4 | Allspring Asset Allocation Fund

Notes to portfolio of investments—January 31, 2025 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$764,423,912	$0	$0	$764,423,912
Short-term investments
Investment companies	967,817	0	0	967,817
Investments measured at net asset value*				695,913,959
	765,391,729	0	0	1,461,305,688
Futures contracts	7,238,635	0	0	7,238,635
Total assets	$772,630,364	$0	$0	$1,468,544,323
Liabilities
Futures contracts	$18,689,132	$0	$0	$18,689,132
Total liabilities	$18,689,132	$0	$0	$18,689,132

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $695,913,959 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
As of January 31, 2025, $19,001,102 was segregated as cash collateral for these open futures contracts.
At January 31, 2025, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio*	Seeks long-term capital appreciation
Allspring Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Allspring Large Company Value Portfolio	Seeks long-term capital appreciation
Allspring Managed Fixed Income Portfolio**	Seeks consistent fixed-income returns
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Growth Portfolio	Seeks long-term capital appreciation
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
* Liquidated on September 13, 2024
** Liquidated on January 14, 2025
Allspring Asset Allocation Fund | 5